Cover	Nov. 10, 2021
Cover [Abstract]
Entity Registrant Name	RENAVOTIO, INC.
Entity Central Index Key	0001574910
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 10, 2021
Entity File Number	333-188401
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	99-0385424
Entity Address Address Line 1	601 South Boulder Ave.
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Tulsa
Entity Address State Or Province	OK
Entity Address Postal Zip Code	74119
City Area Code	888
Local Phone Number	928-1312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false